Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Fair value of hedge instruments	$ (85)	$ 97	$ 72
Fair value of the hedged items	87	(83)	(71)
Gains/(Losses) arising during year	34	7	27
Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	136	201
Financial liabilities fair value	(14)	(13)
Commodity Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	34	(2)	30
Currency Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	0	9	$ (3)
interest rate swaps [member] | Fair Value Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	96	183
Currency and commodity forwards [member] | Cash Flow Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	37	8
Financial liabilities fair value	(2)	(7)
Currency swaps [member] | Derivatives Not Designated as Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	2	2
Financial liabilities fair value	(2)	(4)
Currency swaps [member] | Net Investment Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	1	8
Financial liabilities fair value	$ (10)	$ (2)